Lease	6 Months Ended
Sep. 30, 2025
Lease [Abstract]
LEASE

NOTE 25 — LEASE

The Company primarily has operating leases for warehouse, administrative offices and dormitories, through third-parties. A summary of supplemental balance sheet information related to operating leases as of September 30, 2025 and March 31, 2025 was as follows:

	As of September 30, 2025	As of March 31, 2025
Lease right-of-use assets, net	$573,556	$482,489

Lease liabilities, current	452,940	493,103
Lease liabilities, non-current	129,713	6,412

Total lease liabilities	$582,653	$499,515

Weighted average remaining lease term	14.0 months	10.7 months

Weighted average discount rate*	3.56%	3.48%

*	The discount rate is based on its incremental internal long-term bank loan borrowing rate. In addition, since all of the Company’s leases are warehouse lease which are all located in Hong Kong, which have similar nature and similar economic environment, the same discount rate is applied to all newly added lease agreements within the same period.

Movement of right-of-use assets	2025
Lease right-of-use assets, net as of March 31, 2025	$482,489
Addition during the six months ended September 30, 2025	503,039
Right-of-use assets modification	-
Right-of-use assets amortization	(412,272)
Foreign currency translation adjustments	$300
Lease right-of-use assets, net as of September 30, 2025	$573,556

Movement of lease liability	2025
Total lease liabilities as of March 31, 2025	$499,515
Addition during the six months ended September 30, 2025	503,039
Total lease liabilities modification	-
Repayment	(420,166)
Foreign currency translation adjustments	$265
Total lease liabilities as of September 30, 2025	$582,653

A summary of lease expenses recognized in the consolidated statement of income and comprehensive income(loss) for the six months ended September 30, 2025 and 2024 and supplemental cash flow information related to operating leases were as follows:

	For the six months ended September 30, 2025	For the six months ended September 30, 2024
Operating lease expenses – short-term lease	$13,955	$106,700

Interest for lease liability	14,529	20,151

Right-of-use assets amortization	$412,272	$407,886

Minimum future lease payments under non-cancellable operating leases described above as of September 30, 2024 were as follows:

As of September 30, 2025
By September 30, 2025	$464,702
By September 30, 2026	131,090
By September 30, 2027	-
By September 30, 2028	$-
Total future lease payments	595,792

Less: present value discount	(13,139)

Total operating lease liabilities	$582,653